FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARC BRYANT, SECRETARY, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 7/31, 8/31

DATE OF REPORTING PERIOD: 07/01/2017 - 06/30/2018

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY: /s/ LAURA M. DEL PRATO*
LAURA M. DEL PRATO, TREASURER
DATE: 08/10/2018 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2018 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY FLEX CORE BOND FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY GNMA FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY GOVERNMENT INCOME FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2005 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2010 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2015 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2020 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2025 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT INCOME FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2005 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2010 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2015 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2020 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD INCOME FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

CONSOLIDATED COMMUNICATIONS HOLDINGS, INC. MEETING DATE: APR 30, 2018
TICKER: CNSL SECURITY ID: 209034107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Richard A. Lumpkin	Management	For	For
1.2	Elect Director Timothy D. Taron	Management	For	For
1.3	Elect Director Wayne Wilson	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Amend Omnibus Stock Plan	Management	For	Against

FORBES ENERGY SERVICES LTD. MEETING DATE: JUN 18, 2018
TICKER: FRB SECURITY ID: 345143200
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Lawrence 'Larry' First	Management	For	For
1.2	Elect Director Brett G. Wyard	Management	For	For
2	Ratify BDO USA, LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	Three Years	One Year

FRONTERA ENERGY CORPORATION MEETING DATE: MAY 31, 2018
TICKER: FEC SECURITY ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Approve Stock Split	Management	For	For

FRONTERA ENERGY CORPORATION MEETING DATE: MAY 31, 2018
TICKER: FEC SECURITY ID: 35905B305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Approve Stock Split	Management	For	For

LYONDELLBASELL INDUSTRIES N.V. MEETING DATE: JUN 01, 2018
TICKER: LYB SECURITY ID: N53745100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Amend Articles	Management	For	For
2a	Elect Director Bhavesh (Bob) Patel	Management	For	For
2b	Elect Director Robert Gwin	Management	For	For
2c	Elect Director Jacques Aigrain	Management	For	For
2d	Elect Director Lincoln Benet	Management	For	For
2e	Elect Director Jagjeet (Jeet) Bindra	Management	For	For
2f	Elect Director Robin Buchanan	Management	For	For
2g	Elect Director Stephen Cooper	Management	For	For
2h	Elect Director Nance Dicciani	Management	For	For
2i	Elect Director Claire Farley	Management	For	For
2j	Elect Director Isabella (Bella) Goren	Management	For	For
2k	Elect Director Bruce Smith	Management	For	For
2l	Elect Director Rudy van der Meer	Management	For	For
3a	Elect Bhavesh (Bob) Patel to Management Board	Management	For	For
3b	Elect Thomas Aebischer to Management Board	Management	For	For
3c	Elect Daniel Coombs to Management Board	Management	For	For
3d	Elect Jeffrey Kaplan to Management Board	Management	For	For
3e	Elect James Guilfoyle to Management Board	Management	For	For
4	Adopt Financial Statements and Statutory Reports	Management	For	For
5	Approve Discharge of Management Board	Management	For	For
6	Approve Discharge of Supervisory Board	Management	For	For
7	Ratify PricewaterhouseCoopers Accountants N.V. as Auditors	Management	For	For
8	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For
9	Approve Dividends of USD 3.70 Per Share	Management	For	For
10	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
11	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Management	For	For
12	Authorization of the Cancellation of Shares	Management	For	For
13	Amend Qualified Employee Stock Purchase Plan	Management	For	For

TRIBUNE MEDIA COMPANY MEETING DATE: OCT 19, 2017
TICKER: TRCO SECURITY ID: 896047503
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Advisory Vote on Golden Parachutes	Management	For	For
3	Adjourn Meeting	Management	For	For

TRIBUNE MEDIA COMPANY MEETING DATE: MAY 30, 2018
TICKER: TRCO SECURITY ID: 896047503
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Peter M. Kern	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

WARRIOR MET COAL, INC. MEETING DATE: APR 24, 2018
TICKER: HCC SECURITY ID: 93627C101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Walter J. Scheller, III	Management	For	For
1.2	Elect Director Stephen D. Williams	Management	For	For
1.3	Elect Director Michael A. Addeo	Management	For	For
1.4	Elect Director J. Brett Harvey	Management	For	For
1.5	Elect Director Keith W. Luh	Management	For	For
1.6	Elect Director Blaine D. MacDougald	Management	For	For
1.7	Elect Director Matthew R. Michelini	Management	For	Withhold
1.8	Elect Director Alan H. Schumacher	Management	For	For
1.9	Elect Director Gareth N. Turner	Management	For	For
2	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
3	Ratify Ernst & Young LLP as Auditors	Management	For	For

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND K6 FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2018.

WITNESS my hand on this 1st day of June 2018.

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer